Investments in Associates 2 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Book value
Beginning balance		₩ 6,704,754		₩ 6,176,889
Acquisition		15,109		18,987
Disposal		(1,791)		(77,626)
Dividends received		(245,436)		(266,868)
Share of profit (loss)		445,448		502,636
Other comprehensive income (loss)		(60,334)		341,774
Others		(6,294)		8,962
Ending balance		6,851,456		6,704,754
Korea Gas Corporation
Book value
Beginning balance		2,289,304	[1]	1,970,643
Acquisition		0		0
Disposal		0		0
Dividends received		(27,500)		0
Share of profit (loss)		28,811		248,385
Other comprehensive income (loss)		(5,964)		36,628
Others		(1,116)		33,648
Ending balance	[1]	2,283,535		2,289,304
Korea Electric Power Industrial Development Co., Ltd.
Book value
Beginning balance		30,177		29,500
Acquisition		0		0
Disposal		0		0
Dividends received		(3,470)		(2,801)
Share of profit (loss)		4,779		3,124
Other comprehensive income (loss)		0		0
Others		156		354
Ending balance		31,642		30,177
YTN Co., Ltd.
Book value
Beginning balance		0		52,303
Acquisition				0
Disposal				(52,303)
Dividends received				0
Share of profit (loss)				0
Other comprehensive income (loss)				0
Others				0
Ending balance				0
Gangwon Wind Power Co., Ltd.
Book value
Beginning balance		11,693	[2]	12,001
Acquisition		0		0
Disposal		0		0
Dividends received		(1,420)		(1,420)
Share of profit (loss)		2,100		1,112
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[2]	12,373		11,693
Hyundai Green Power Co., Ltd.
Book value
Beginning balance		87,393		118,173
Acquisition		0		0
Disposal		0		0
Dividends received		(3,555)		(3,555)
Share of profit (loss)		2,678		2,712
Other comprehensive income (loss)		0		0
Others		33		(29,937)
Ending balance		86,549		87,393
Korea Power Exchange
Book value
Beginning balance		273,962	[3]	274,286
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(5,173)		2,768
Other comprehensive income (loss)		0		(59)
Others		(6,720)		(3,033)
Ending balance	[3]	262,069		273,962
Taebaek Guinemi Wind Power Co., Ltd.
Book value
Beginning balance		13,559	[4]	13,530
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,318		29
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[4]	14,877		13,559
Daeryun Power Co., Ltd.
Book value
Beginning balance		31,093	[2]	26,834
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		3,381		4,301
Other comprehensive income (loss)		0		0
Others		1		(42)
Ending balance	[2]	34,475		31,093
KNH Solar Co., Ltd.
Book value
Beginning balance		2,165		3,194
Acquisition		0		0
Disposal		0		0
Dividends received		(108)		(1,620)
Share of profit (loss)		(370)		591
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		1,687		2,165
SPC Power Corporation
Book value
Beginning balance		107,574	[5]	78,931
Acquisition		0		0
Disposal		0		0
Dividends received		(16,876)		(13,529)
Share of profit (loss)		20,767		13,412
Other comprehensive income (loss)		(4,398)		28,760
Others		0		0
Ending balance		107,067	[6]	107,574	[5]
Gemeng International Energy Co., Ltd.
Book value
Beginning balance		728,338		705,812
Acquisition		0		0
Disposal		0		0
Dividends received		(19,510)		(22,908)
Share of profit (loss)		87,732		(33,472)
Other comprehensive income (loss)		15,732		78,870
Others		0		36
Ending balance		812,292		728,338
PT. Cirebon Electric Power
Book value
Beginning balance		157,530		134,259
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		8,270		4,144
Other comprehensive income (loss)		(3,688)		0
Others		0		19,127
Ending balance		162,112		157,530
KNOC Nigerian East Oil Co., Ltd.
Book value
Beginning balance		0	[7]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		(12,334)
Other comprehensive income (loss)		0		1,621
Others		0		10,713
Ending balance	[7]	0		0
KNOC Nigerian West Oil Co., Ltd.
Book value
Beginning balance		0	[7]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		1,519
Other comprehensive income (loss)		0		1,475
Others		0		(2,994)
Ending balance	[7]	0		0
PT Wampu Electric Power
Book value
Beginning balance		39,268		34,555
Acquisition		0		0
Disposal		0		0
Dividends received		(3,928)		(3,765)
Share of profit (loss)		1,699		3,495
Other comprehensive income (loss)		(523)		152
Others		0		4,831
Ending balance		36,516		39,268
PT. Bayan Resources TBK
Book value
Beginning balance		717,376		619,207
Acquisition		0		0
Disposal		0		0
Dividends received		(109,528)		(168,698)
Share of profit (loss)		142,742		187,634
Other comprehensive income (loss)		(18,784)		79,332
Others		(92)		(99)
Ending balance		731,714		717,376
S-Power Co., Ltd.
Book value
Beginning balance		180,372		162,765
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		19,962		17,607
Other comprehensive income (loss)		1		0
Others		0		0
Ending balance		200,335		180,372
Pioneer Gas Power Limited
Book value
Beginning balance				0
Xe-Pian Xe-Namnoy Power Co., Ltd.
Book value
Beginning balance		73,065		116,378
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(4,845)		(20,217)
Other comprehensive income (loss)		(2,608)		11,861
Others		0		(34,957)
Ending balance		65,612		73,065
PT. Mutiara Jawa
Book value
Beginning balance		5,735		5,168
Acquisition		0		0
Disposal		0		0
Dividends received		(850)		0
Share of profit (loss)		(188)		103
Other comprehensive income (loss)		(298)		464
Others		0		0
Ending balance		4,399		5,735
Samcheok Eco Materials Co., Ltd.
Book value
Beginning balance		0		0
Acquisition				0
Disposal				0
Dividends received				0
Share of profit (loss)				0
Other comprehensive income (loss)				0
Others				0
Ending balance				0
Noeul Green Energy Co., Ltd.
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		0
Goseong Green Power Co., Ltd.
Book value
Beginning balance		284,542		287,624
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(8,457)		(3,026)
Other comprehensive income (loss)		0		0
Others		0		(56)
Ending balance		276,085		284,542
Gangneung Eco Power Co., Ltd.
Book value
Beginning balance		241,814		254,929
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(14,131)		(13,115)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		227,683		241,814
Shin Pyeongtaek Power Co., Ltd.
Book value
Beginning balance		139,059		145,026
Acquisition		0		0
Disposal		0		0
Dividends received		0		(30,080)
Share of profit (loss)		9,523		24,145
Other comprehensive income (loss)		0		0
Others		4		(32)
Ending balance		148,586		139,059
Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Book value
Beginning balance		360		294
Acquisition		0		0
Disposal		0		0
Dividends received		(104)		0
Share of profit (loss)		18		66
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		274		360
Dongducheon Dream Power Co., Ltd.
Book value
Beginning balance		91,351	[8]	87,203
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		10,975		4,141
Other comprehensive income (loss)		0		0
Others		(5)		7
Ending balance	[8]	102,321		91,351
Jinbhuvish Power Generation Pvt. Ltd.
Book value
Beginning balance		0	[2]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[2]	0		0
Daejung Offshore Wind Power Co., Ltd.
Book value
Beginning balance		1,490		1,483
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(135)		7
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		1,355		1,490
GS Donghae Electric Power Co., Ltd.
Book value
Beginning balance		279,432		259,085
Acquisition		0		0
Disposal		0		0
Dividends received		(12,029)		0
Share of profit (loss)		19,675		20,323
Other comprehensive income (loss)		0		0
Others		(282)		24
Ending balance		286,796		279,432
Daegu Photovoltaic Co., Ltd.
Book value
Beginning balance		2,535		2,804
Acquisition		0		0
Disposal		0		0
Dividends received		(443)		(344)
Share of profit (loss)		325		75
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		2,417		2,535
Busan Green Energy Co., Ltd.
Book value
Beginning balance		2,334		3,259
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(636)		(910)
Other comprehensive income (loss)		0		0
Others		13		(15)
Ending balance		1,711		2,334
Hansuwon KNP Co., Ltd. (formerly, Korea Nuclear Partners Co., Ltd.)
Book value
Beginning balance		674		467
Acquisition		0		0
Disposal		0		0
Dividends received		(13)		0
Share of profit (loss)		304		207
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		965		674
Korea Electric Power Corporation Fund
Book value
Beginning balance		13,353	[9]	23,421
Acquisition		0		0
Disposal		(1,730)		(9,637)
Dividends received		0		0
Share of profit (loss)		3,459		479
Other comprehensive income (loss)		(190)		(910)
Others		0		0
Ending balance	[9]	14,892		13,353
Energy Infra Asset Management Co., Ltd.
Book value
Beginning balance		1,268	[10]	1,213
Acquisition		0		0
Disposal		0		0
Dividends received		0		(89)
Share of profit (loss)		131		144
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[10]	1,399		1,268
Daegu clean Energy Co., Ltd.
Book value
Beginning balance		0		0
Acquisition				0
Disposal				0
Dividends received				0
Share of profit (loss)				0
Other comprehensive income (loss)				0
Others				0
Ending balance				0
YaksuESS Co., Ltd.
Book value
Beginning balance		162		285
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(131)		(123)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		31		162
Nepal Water & Energy Development Company Private Limited
Book value
Beginning balance		170,955	[11]	110,573
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		25,028		7,392
Other comprehensive income (loss)		(3,278)		52,990
Others		0		0
Ending balance	[11]	192,705	[12]	170,955
Gwangyang Green Energy Co., Ltd.
Book value
Beginning balance		24,217		24,638
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(436)		(421)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		23,781		24,217
PND Solar Co., Ltd.
Book value
Beginning balance		1,735		1,510
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		203		225
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		1,938		1,735
Hyundai Eco Energy Co., Ltd.
Book value
Beginning balance		8,493	[2]	7,947
Acquisition		0		0
Disposal		0		0
Dividends received		(578)		(477)
Share of profit (loss)		1,244		1,024
Other comprehensive income (loss)		0		0
Others		0		(1)
Ending balance	[2]	9,159		8,493
YeongGwang Yaksu Wind Electric Co., Ltd.
Book value
Beginning balance		41	[2]	133
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		20		(92)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[2]	61		41
Green Energy Electricity Generation Co., Ltd.
Book value
Beginning balance		0		8
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		230		(8)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		230		0
Korea Energy Solutions Co., Ltd.
Book value
Beginning balance		197		170
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(58)		27
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		139		197
ITR Co., Ltd.
Book value
Beginning balance		0	[13]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(41)		(12)
Other comprehensive income (loss)		0		0
Others		41		12
Ending balance	[13]	0	[12]	0
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)
Book value
Beginning balance		407		391
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(53)		16
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		354		407
Indeck Niles Development, LLC
Book value
Beginning balance		370,970		335,401
Acquisition		0		0
Disposal		0		(14,551)
Dividends received		(37,126)		(10,591)
Share of profit (loss)		60,484		12,909
Other comprehensive income (loss)		(30,653)		47,802
Others		0		0
Ending balance		363,675		370,970
Indeck Niles Asset Management, LLC
Book value
Beginning balance		60		93
Acquisition		0		0
Disposal		0		0
Dividends received		(410)		(416)
Share of profit (loss)		406		373
Other comprehensive income (loss)		(1)		10
Others		0		0
Ending balance		55		60
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Book value
Beginning balance		6,119		6,496
Acquisition		0		0
Disposal		(61)		(374)
Dividends received		(553)		(360)
Share of profit (loss)		554		358
Other comprehensive income (loss)		0		(1)
Others		0		0
Ending balance		6,059		6,119
Suwon New Power Co., Ltd.
Book value
Beginning balance		914		1,022
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(113)		(108)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		801		914
Gwangbaek Solar Power Investment Co., Ltd.
Book value
Beginning balance		5,155		5,155
Acquisition		0		0
Disposal		0		0
Dividends received		(307)		(523)
Share of profit (loss)		388		523
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		5,236		5,155
Go deok Clean Energy Co., Ltd.
Book value
Beginning balance		5,301		4,723
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		178		578
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		5,479		5,301
SureDataLab Co., Ltd.
Book value
Beginning balance		48		114
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(49)		(66)
Other comprehensive income (loss)		0		0
Others		4		0
Ending balance		3	[12]	48
SEP Co., Ltd.
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		0
Hankook Electric Power Information Co., Ltd.
Book value
Beginning balance		212	[14]	214
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		79		(2)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[14]	291		212
Tronix Co., Ltd.
Book value
Beginning balance		146	[14]	220
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(81)		(74)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[14]	65		146
O2&B Global Co., Ltd.
Book value
Beginning balance		0		21
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		(21)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		0
Muan Sunshine Solar Power Plant Co., Ltd.
Book value
Beginning balance		2,772		2,822
Acquisition		0		0
Disposal		0		0
Dividends received		(520)		(560)
Share of profit (loss)		526		510
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		2,778		2,772
Bigeum Resident Photovoltaic Power Co., Ltd.
Book value
Beginning balance		7,908	[15]	0
Acquisition		0		9,525
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(339)		(1,560)
Other comprehensive income (loss)		0		(57)
Others		0		0
Ending balance		7,569		7,908	[15]
Goesan Solar Park Co., Ltd.
Book value
Beginning balance		3,133		2,877
Acquisition		0		0
Disposal		0		0
Dividends received		(400)		0
Share of profit (loss)		193		256
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		2,926		3,133
Saemangeum Heemang Photovoltaic Co., Ltd.
Book value
Beginning balance		16,137		14,420
Acquisition		0		0
Disposal		0		0
Dividends received		(1,102)		0
Share of profit (loss)		1,878		1,717
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		16,913		16,137
Bitgoel Eco Energy Co., Ltd.
Book value
Beginning balance		13,701		12,394
Acquisition		0		0
Disposal		0		0
Dividends received		(835)		(1,905)
Share of profit (loss)		111		3,212
Other comprehensive income (loss)		0		13
Others		0		(13)
Ending balance		12,977		13,701
Jeju Gimnyeong Wind Power Co., Ltd.
Book value
Beginning balance		250		246
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(250)		4
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		250
Seoroseoro Sunny Power Plant Co., Ltd.
Book value
Beginning balance		1,030		941
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		105		89
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		1,135		1,030
Muan Solar park Co., Ltd.
Book value
Beginning balance		6,267		6,830
Acquisition		0		0
Disposal		0		0
Dividends received		(1,380)		(1,400)
Share of profit (loss)		2,049		837
Other comprehensive income (loss)		0		0
Others		1,157		0
Ending balance		8,093		6,267
YuDang Solar Co., Ltd.
Book value
Beginning balance		617		570
Acquisition		0		0
Disposal		0		0
Dividends received		0		(60)
Share of profit (loss)		79		110
Other comprehensive income (loss)		0		0
Others		0		(3)
Ending balance		696		617
Anjwa Smart Farm & Solar City Co., Ltd.
Book value
Beginning balance		8,298		7,665
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,179		633
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		9,477		8,298
KPE Green Energy Co., Ltd.
Book value
Beginning balance		8,230		7,779
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		866		451
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		9,096		8,230
G.GURU Co., Ltd.
Book value
Beginning balance		34		167
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(48)		(133)
Other comprehensive income (loss)		0		0
Others		14		0
Ending balance		0	[12]	34
UD4M Co., Ltd.
Book value
Beginning balance		121		150
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(1)		(29)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		120		121
Dongbu Highway Solar Co., Ltd.
Book value
Beginning balance		512		380
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		11		132
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		523		512
Seobu Highway Solar Co., Ltd.
Book value
Beginning balance		579		406
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		104		173
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		683		579
Korea Energy Data Co., Ltd.
Book value
Beginning balance		23		36
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(23)		(13)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		23
Gangneung Sacheon Fuel Cell Co., Ltd.
Book value
Beginning balance		9,306		7,870
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(101)		1,436
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		9,205		9,306
KOSTURE Co., Ltd.
Book value
Beginning balance		0		8
Acquisition				0
Disposal				(7)
Dividends received				0
Share of profit (loss)				(1)
Other comprehensive income (loss)				0
Others				0
Ending balance				0
Taebaek Gadeoksan Wind Power Co., Ltd.
Book value
Beginning balance		22,909		19,426
Acquisition		0		0
Disposal		0		0
Dividends received		(2,891)		(1,767)
Share of profit (loss)		6,438		5,250
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		26,456		22,909
Chuncheon Green Energy Co., Ltd.
Book value
Beginning balance		17,672		8,900
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(1,843)		8,772
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		15,829		17,672
Yeomsubong Wind Power Co., Ltd.
Book value
Beginning balance		603		871
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(278)		(268)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		325		603
Yeongyang Wind Power Corporation II
Book value
Beginning balance		11,301		10,100
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		2,105		1,201
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		13,406		11,301
Haeparang Energy Co., Ltd.
Book value
Beginning balance		1,950		2,104
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		765		(154)
Other comprehensive income (loss)		(1)		0
Others		0		0
Ending balance		2,714		1,950
Saemangeum Sebit Power Plant Co., Ltd.
Book value
Beginning balance		37,110	[9]	37,191
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		552		(81)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[9]	37,662		37,110
Boulder Solar III, LLC
Book value
Beginning balance		0		754
Acquisition				0
Disposal				(754)
Dividends received				0
Share of profit (loss)				0
Other comprehensive income (loss)				0
Others				0
Ending balance				0
PlatformN. Co., Ltd
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		0
PT. Cirebon Energi Prasarana
Book value
Beginning balance		96,846	[16]	76,597
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		3,341		6,051
Other comprehensive income (loss)		(6,182)		2,782
Others		0		11,416
Ending balance	[16]	94,005		96,846
Green Radiation Co., Ltd.
Book value
Beginning balance		0		26
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		20		(26)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		20		0
Future Convergence Technology Laboratory. Co., Ltd.
Book value
Beginning balance		22		36
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(2)		(14)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		20		22
Eco motion Co., Ltd. (formerly, SC E&G. Co,. Ltd.)
Book value
Beginning balance		229		267
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		105		(38)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		334		229
REC's Innovation Co., Ltd.
Book value
Beginning balance		155	[10]	120
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		42		59
Other comprehensive income (loss)		0		0
Others		0		(24)
Ending balance	[10]	197		155
ACE
Book value
Beginning balance		5		2
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(1)		3
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		4		5
Environment and Energy Co., Ltd.
Book value
Beginning balance		3	[14]	9
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(5)		(4)
Other comprehensive income (loss)		3		(2)
Others		0		0
Ending balance	[14]	1		3
Santiago Solar Power SpA
Book value
Beginning balance		6,961		11,769
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		496		(4,877)
Other comprehensive income (loss)		551		69
Others		0		0
Ending balance		8,008		6,961
Yanggu Floating Photovoltaic Power Plant Inc.
Book value
Beginning balance		846		760
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		5		86
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		851		846
Power Embedded
Book value
Beginning balance		68		70
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(11)		(2)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		57		68
Changwon SG Energy Co., Ltd.
Book value
Beginning balance		682	[14]	783
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(9)		(101)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[14]	673		682
Donpyung Technology. Co., Ltd.
Book value
Beginning balance		281		254
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		14		27
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		295		281
HORANG ENERGY Inc.
Book value
Beginning balance		3,808		4,149
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		401		(341)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		4,209		3,808
Hoenggye Renewable Energy Co., Ltd
Book value
Beginning balance		2,375		2,375
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		2,375		2,375
Haman Green Energy Co., Ltd.
Book value
Beginning balance		2,810		2,981
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		2,966		(145)
Other comprehensive income (loss)		0		(26)
Others		0		0
Ending balance		5,776		2,810
Songsan Green Energy Co., Ltd.
Book value
Beginning balance		7,908	[11]	8,323
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		3,542		(415)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[11]	11,450		7,908
SkyPic Inc.
Book value
Beginning balance		26		0
Acquisition		0		26
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		4		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		30		26
HyChangwon Fuel Cell. Co., Ltd.
Book value
Beginning balance		9,278		0
Acquisition		0		9,396
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(635)		(118)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		8,643		9,278
Dreams Co.,Ltd.
Book value
Beginning balance		11	[14]	0
Acquisition		0		11
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(8)		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[14]	3		11
DEEPAI Co., Ltd.
Book value
Beginning balance		11	[14],[17]	0
Acquisition		0		11
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(3)		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[14],[17]	8		11
Amaala Sustainable Company for Energy LLC
Book value
Beginning balance		18	[16]	0
Acquisition		0		18
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[16]	18		18
Remal First Holding Company
Book value
Beginning balance		0
Acquisition		1
Disposal		0
Dividends received		0
Share of profit (loss)		(1)
Other comprehensive income (loss)		0
Others		0
Ending balance		0		0
Naseem First Holding Company
Book value
Beginning balance		0
Acquisition		1
Disposal		0
Dividends received		0
Share of profit (loss)		(1)
Other comprehensive income (loss)		0
Others		0
Ending balance		0		0
Cheonwang Green Energy Co., Ltd.
Book value
Beginning balance		0
Acquisition		652
Disposal		0
Dividends received		0
Share of profit (loss)		(158)
Other comprehensive income (loss)		0
Others		0
Ending balance		494		0
Namjeju Bitdream Energy Co., Ltd.
Book value
Beginning balance		0
Acquisition		5,325
Disposal		0
Dividends received		0
Share of profit (loss)		(65)
Other comprehensive income (loss)		0
Others		0
Ending balance		5,260		0
Jeju Bukchon BESS Power Plant Co., Ltd.
Book value
Beginning balance		0
Acquisition		3,690
Disposal		0
Dividends received		0
Share of profit (loss)		(1,157)
Other comprehensive income (loss)		(53)
Others		0
Ending balance		2,480		0
Commerce and Industry Energy Co., Ltd.
Book value
Beginning balance		0
Acquisition		0
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		0
Others		498
Ending balance		498		0
KI Tech Co., Ltd.
Book value
Beginning balance		0
Acquisition		247
Disposal		0
Dividends received		0
Share of profit (loss)		(76)
Other comprehensive income (loss)		0
Others		0
Ending balance		171		0
Enlight Energy Advanced Industry Venture Fund
Book value
Beginning balance		0
Acquisition		3,150
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		0
Others		0
Ending balance		3,150		0
Gunsan Green Energy Co., Ltd.
Book value
Beginning balance		0
Acquisition		2,043
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		0
Others		0
Ending balance		₩ 2,043		₩ 0

[1]	The effective percentage of ownership is 21.66%, considering hybrid bonds.
[2]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.
[3]	The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.
[4]	The effective percentage of ownership is more than 50%. However, by the shareholders’ agreement, the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision committee. Accordingly, the entity is classified as an associate.
[5]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. and the timing of and proceeds from such sales transaction is not specified as of December 31, 2024.
[6]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. and the timing of and proceeds from such sales transaction is not specified as of December 31, 2025.
[7]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its significant influence on the entity.
[8]	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.
[9]	The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[10]	Although the Company’s effective percentage of ownership is less than 20%, the Company can exercise significant influence on the entity through its contractual right to appoint one director to the entity’s board of directors.
[11]	The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. Accordingly, the entity is classified as an associate.
[12]	During the period ended December 31, 2025, the Company’s ownership interest in the entity changed due to a disproportionate capital increase by the financial investors.
[13]	Although the Company’s effective percentage of ownership is less than 20%, the entity has been classified as an associate as the Company has significant influence on the entity considering the fact that ordinary resolutions passed at the shareholders’ meeting require the majority decision and the Company has the right to elect the entity’s directors.
[14]	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the entity.
[15]	During the year ended December 31, 2024, the long-term loan to Bigeum Resident Photovoltaic Power Co., Ltd. was converted into equity.
[16]	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the decisions related to finance and operation.
[17]	The effective ownership interest is 1.32%, considering convertible redeemable preferred shares.